Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund
Hartford Schroders Emerging Markets Equity Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” section beginning on page 101 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 80 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Class A		Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		2.50%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Management fees	[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Distribution and service (12b-1) fees	[1]	0.25%	0.25%	1.00%	none	0.50%	0.25%	none	none	none
Total other expenses	[1]	0.15%	0.15%	0.15%	0.25%	0.26%	0.21%	0.16%	0.10%	0.05%
Administrative services fee	[1]	none	none	none	none	0.20%	0.15%	0.10%	none	none
Other expenses	[1]	0.15%	0.15%	0.15%	0.25%	0.06%	0.06%	0.06%	0.10%	0.05%
Acquired fund fees and expenses	[1]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	[1]	1.45%	1.45%	2.20%	1.30%	1.81%	1.51%	1.21%	1.15%	1.10%
Fee waiver and/or expense reimbursement	[1],[2]	none	none	none	0.03%	none	none	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	1.45%	1.45%	2.20%	1.27%	1.81%	1.51%	1.21%	1.15%	1.10%
[1]	Fees and expenses have been restated to reflect estimated amounts for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.50% (Class A), 1.50% (Class T), 2.25% (Class C), 1.25% (Class I), 1.80% (Class R3), 1.50% (Class R4), 1.20% (Class R5), 1.15% (Class Y) and 1.10% (Class F). This contractual arrangement will remain in effect until October 24, 2018 and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T, C, I, R3, R4, R5 and Y shares. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions

•  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - - - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	689	983	1,299	2,190
Class T	394	697	1,022	1,942
Class C	323	688	1,180	2,534
Class I	129	409	710	1,565
Class R3	184	569	980	2,127
Class R4	154	477	824	1,802
Class R5	123	384	665	1,466
Class Y	117	365	633	1,398
Class F	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - - - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	689	983	1,299	2,190
Class T	394	697	1,022	1,942
Class C	223	688	1,180	2,534
Class I	129	409	710	1,565
Class R3	184	569	980	2,127
Class R4	154	477	824	1,802
Class R5	123	384	665	1,466
Class Y	117	365	633	1,398
Class F	112	350	606	1,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund normally invests at least 80% of its assets in equity securities of “emerging market” companies. The Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), currently consider “emerging market” companies to be issuers listed or domiciled in, deriving a substantial portion of their revenues from, or having a substantial portion of their assets in emerging markets. The Fund will typically seek to allocate its investments among a number of different emerging market countries. Although there is no percentage limit on investments in any one emerging market country, the Sub-Advisers will refer to the country allocation of the Fund’s benchmark index as a guide along with their top-down, quantitative country model, when making allocation decisions. The Fund invests in countries and companies that the Sub-Advisers believe offer the potential for capital growth. The Sub-Advisers consider factors such as a company’s potential for above average earnings growth, a security’s attractive relative valuation, whether a company has proprietary advantages, and certain environmental, social and governance criteria. The Fund may invest in common and preferred stocks (or units of ordinary and preference shares), equity-linked notes, convertible securities, warrants and depositary receipts of companies of any size market capitalization. The Fund may also invest in securities issued in initial public offerings ("IPOs").

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions. Securities purchased in IPOs have no trading history, limited issuer information and potentially increased volatility.

Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Depositary Receipts Risk −The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers, including depositary receipts that are not sponsored by a financial institution ("Unsponsored Depositary Receipts"). Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Unsponsored Depositary Receipts are also subject to the risk that there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Equity Linked Notes (ELN) Risk −Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, a Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund's entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and a Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

Liquidity Risk −The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Performance information prior to October 24, 2016 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Emerging Market Equity Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016. Performance information prior to October 24, 2016 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. As of December 31, 2016, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2016, Class F shares had not commenced operations and performance is that of the Fund’s Class I shares. SIMNA and SIMNA Ltd. served as the investment manager and sub-adviser, respectively, to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•  Assume reinvestment of all dividends and distributions

•  Would be different if the Fund’s fees and expenses were reflected for periods prior to October 24, 2016

•  Would be lower if the Predecessor Fund's and the Fund's operating expenses had not been limited.

The bar chart:

•  Shows how the Fund's total return has varied from year to year

•  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•  Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 33.43% (2nd quarter, 2009) Lowest -27.60% (3rd quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2016 (including sales charges)
Average Annual Total Returns - -	Label	1 Year [1]	5 Years [1]	10 Years [1]
Class A	Class A - Return Before Taxes	4.21%	0.42%	1.51%
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	4.23%	0.47%	1.17%
Class A | After Taxes on Distributions and Sale of Fund Shares	Class A - After Taxes on Distributions and Sale of Fund Shares	2.72%	0.52%	1.29%
Class T	Class T - Return Before Taxes	7.46%	1.05%	1.83%
Class C	Class C - Return Before Taxes	9.28%	1.79%	2.29%
Class I	Class I - Return Before Taxes	10.41%	1.81%	2.30%
Class R3	Class R3 - Return Before Taxes	10.29%	1.79%	2.29%
Class R4	Class R4 - Return Before Taxes	10.36%	1.80%	2.29%
Class R5	Class R5 - Return Before Taxes	10.42%	1.81%	2.30%
Class Y	Class Y - Return Before Taxes	10.44%	1.82%	2.30%
Class F	Class F - Return Before Taxes	10.41%	1.81%	2.30%
MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	11.19%	1.28%	1.84%
MSCI Emerging Markets Index (Gross)	MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	11.60%	1.64%	2.17%
[1]	Effective March 1, 2017, the Fund changed its benchmark from the MSCI Emerging Markets Index (Gross) to the MSCI Emerging Markets Index (Net) because the Investment Manager believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

Hartford Schroders Emerging Markets Equity Fund | Hartford Schroders Emerging Markets Equity Fund
Hartford Schroders Emerging Markets Equity Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class SDR shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class SDR	[1]
Management fees	1.03%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.10%	[2]
[1]	Fees and expenses have been restated to reflect estimated amounts for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses at 1.10% for Class SDR. This contractual arrangement will remain in effect until October 24, 2018 and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class SDR. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Year 1	Year 3	Year 5	Year 10
| | Class SDR | USD ($)	112	350	606	1,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund normally invests at least 80% of its assets in equity securities of “emerging market” companies. The Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”), currently consider “emerging market” companies to be issuers listed or domiciled in, deriving a substantial portion of their revenues from, or having a substantial portion of their assets in emerging markets. The Fund will typically seek to allocate its investments among a number of different emerging market countries. Although there is no percentage limit on investments in any one emerging market country, the Sub-Advisers will refer to the country allocation of the Fund’s benchmark index as a guide along with their top-down, quantitative country model, when making allocation decisions. The Fund invests in countries and companies that the Sub-Advisers believe offer the potential for capital growth. The Sub-Advisers consider factors such as a company’s potential for above average earnings growth, a security’s attractive relative valuation, whether a company has proprietary advantages, and certain environmental, social and governance criteria. The Fund may invest in common and preferred stocks (or units of ordinary and preference shares), equity-linked notes, convertible securities, warrants and depositary receipts of companies of any size market capitalization. The Fund may also invest in securities issued in initial public offerings ("IPOs").

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions. Securities purchased in IPOs have no trading history, limited issuer information and potentially increased volatility.

Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Depositary Receipts Risk −The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers, including depositary receipts that are not sponsored by a financial institution ("Unsponsored Depositary Receipts"). Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Unsponsored Depositary Receipts are also subject to the risk that there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Equity Linked Notes (ELN) Risk  −Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, a Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund's entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and a Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

Liquidity Risk −The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Performance information prior to October 24, 2016 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) and, prior to December 30, 2014, the Investor Class shares of the Predecessor Fund. SIMNA and SIMNA Ltd. served as the investment manager and sub-adviser, respectively, to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•  Assume reinvestment of all dividends and distributions

•  Would be different if the Fund’s fees and expenses were reflected for periods prior to October 24, 2016

•   Would be lower if the Predecessor Fund's and the Fund's operating expenses had not been limited.

The bar chart: • Shows how the Fund's total return has varied from year to year.
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 33.48% (2nd quarter, 2009) Lowest -27.54% (3rd quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2016
Average Annual Total Returns - -	Label	1 Year [1]	5 Years [1]	10 Years [1]
Class SDR	Class SDR - Return Before Taxes	10.64%	1.86%	2.32%
Class SDR | After Taxes on Distributions	Class SDR - After Taxes on Distributions	10.58%	1.82%	1.94%
Class SDR | After Taxes on Distributions and Sale of Fund Shares	Class SDR - After Taxes on Distributions and Sale of Fund Shares	6.43%	1.62%	1.96%
MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	11.19%	1.28%	1.84%
MSCI Emerging Markets Index (Gross)	MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	11.60%	1.64%	2.17%
[1]	Effective March 1, 2017, the Fund changed its benchmark from the MSCI Emerging Markets Index (Gross) to the MSCI Emerging Markets Index (Net) because the Investment Manager believes that the net version of the benchmark better reflects potential tax consequences for the Fund.